Medical insurance plans (Detail 12.1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Post-employment medical insurance plans
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		$ (88)
Current service cost		0	$ 0
Interest expense		3	3
Remeasurement of post-employment benefit obligation		7	1
Past service cost related to plan amendments		(14)	0
At the end of the year		(62)	(88)
Post-employment medical insurance plans | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		88	90
Current service cost		0	0
Interest expense		3	3
Plan participant contributions		3	3
Remeasurement of post-employment benefit obligation		(7)	(1)
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	(1)
of which: actuarial (gains) / losses due to changes in financial assumptions		(5)	2
of which: experience (gains) / losses	[1]	(2)	(2)
Past service cost related to plan amendments		(14)	0
Benefit payments	[2]	(9)	(9)
Foreign currency translation		(1)	2
At the end of the year		62	88
Post-employment medical insurance plans | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
Post-employment medical insurance plans | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		6	6
Post-employment medical insurance plans | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		0	0
Post-employment medical insurance plans | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		56	81
UK plan
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		(27)
Current service cost		0	0
Interest expense		1	1
Remeasurement of post-employment benefit obligation		3	1
Past service cost related to plan amendments		0	0
At the end of the year		(22)	(27)
UK plan | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		27	26
Current service cost		0	0
Interest expense		1	1
Plan participant contributions		0	0
Remeasurement of post-employment benefit obligation		(3)	(1)
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	0
of which: actuarial (gains) / losses due to changes in financial assumptions		(1)	(1)
of which: experience (gains) / losses	[1]	(2)	0
Past service cost related to plan amendments		0	0
Benefit payments	[2]	(1)	(1)
Foreign currency translation		(1)	2
At the end of the year		22	27
UK plan | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UK plan | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		6	6
UK plan | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		0	0
UK plan | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		17	21
US plans
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		(61)
Current service cost		0	0
Interest expense		2	2
Remeasurement of post-employment benefit obligation		4	0
Past service cost related to plan amendments		(14)	0
At the end of the year		(40)	(61)
US plans | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		61	64
Current service cost		0	0
Interest expense		2	2
Plan participant contributions		3	3
Remeasurement of post-employment benefit obligation		(4)	0
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	0
of which: actuarial (gains) / losses due to changes in financial assumptions		(4)	2
of which: experience (gains) / losses	[1]	0	(2)
Past service cost related to plan amendments		(14)	0
Benefit payments	[2]	(7)	(8)
Foreign currency translation		0	0
At the end of the year		40	61
US plans | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
US plans | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		0	0
US plans | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		0	0
US plans | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		40	61
UBS AG | Post-employment medical insurance plans
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		(88)
Current service cost		0	0
Interest expense		3	3
Remeasurement of post-employment benefit obligation		7	1
Past service cost related to plan amendments		(14)	0
At the end of the year		(62)	(88)
UBS AG | Post-employment medical insurance plans | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		88	90
Current service cost		0	0
Interest expense		3	3
Plan participant contributions		3	3
Remeasurement of post-employment benefit obligation		(7)	(1)
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	(1)
of which: actuarial (gains) / losses due to changes in financial assumptions		(5)	2
of which: experience (gains) / losses	[1]	(2)	(2)
Past service cost related to plan amendments		(14)	0
Benefit payments	[2]	(9)	(9)
Foreign currency translation		(1)	2
At the end of the year		62	88
UBS AG | Post-employment medical insurance plans | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UBS AG | Post-employment medical insurance plans | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		6	6
UBS AG | Post-employment medical insurance plans | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		0	0
UBS AG | Post-employment medical insurance plans | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		56	81
UBS AG | UK plan
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		(27)
Current service cost		0	0
Interest expense		1	1
Remeasurement of post-employment benefit obligation		3	1
Past service cost related to plan amendments		0	0
At the end of the year		(22)	(27)
UBS AG | UK plan | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		27	26
Current service cost		0	0
Interest expense		1	1
Plan participant contributions		0	0
Remeasurement of post-employment benefit obligation		(3)	(1)
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	0
of which: actuarial (gains) / losses due to changes in financial assumptions		(1)	(1)
of which: experience (gains) / losses	[1]	(2)	0
Past service cost related to plan amendments		0	0
Benefit payments	[2]	(1)	(1)
Foreign currency translation		(1)	2
At the end of the year		22	27
UBS AG | UK plan | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UBS AG | UK plan | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		6	6
UBS AG | UK plan | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		0	0
UBS AG | UK plan | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		17	21
UBS AG | US plans
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		(61)
Current service cost		0	0
Interest expense		2	2
Remeasurement of post-employment benefit obligation		4	0
Past service cost related to plan amendments		(14)	0
At the end of the year		(40)	(61)
UBS AG | US plans | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		61	64
Current service cost		0	0
Interest expense		2	2
Plan participant contributions		3	3
Remeasurement of post-employment benefit obligation		(4)	0
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	0
of which: actuarial (gains) / losses due to changes in financial assumptions		(4)	2
of which: experience (gains) / losses	[1]	0	(2)
Past service cost related to plan amendments		(14)	0
Benefit payments	[2]	(7)	(8)
Foreign currency translation		0	0
At the end of the year		40	61
UBS AG | US plans | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UBS AG | US plans | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		0	0
UBS AG | US plans | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		0	0
UBS AG | US plans | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Fair value of plan assets at the end of the year		$ 40	$ 61

[1]
Experience (gains) / losses are a component of actuarial remeasurements of the post-employment benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred

[2]	Benefit payments are funded by employer contributions and plan participant contributions.